SCHEDULE OF TAX LOSSES (Details) (Parenthetical)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Applicable tax rate	25.00%	25.00%	26.00%
AU [member]
IfrsStatementLineItems [Line Items]
Applicable tax rate	26.00%	26.00%	26.00%
UNITED STATES
IfrsStatementLineItems [Line Items]
Applicable tax rate	21.00%	21.00%	21.00%
MT [member]
IfrsStatementLineItems [Line Items]
Applicable tax rate	35.00%	35.00%	35.00%
UK [member]
IfrsStatementLineItems [Line Items]
Applicable tax rate	19.00%	19.00%	19.00%